BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2024
Acquisition of Guanghan Data Center Co., Ltd.
Summary of preliminary calculation of the purchase consideration

The following table presents the calculation of the purchase consideration of the acquisition dated December 9, 2024.

Amount
USD
Fair value of 369,031,800 Class A ordinary shares at first closing on December 9, 2024	13,654
Fair value of 45,278,600 Class A ordinary shares at subsequent closing	1,675
Fair value of 2,265,000 USDT	2,265
Effective settlement of unfavorable contract	6,063
Total purchase consideration	23,657

Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date

The following is a summary of the estimated fair value of the net assets acquired as of the acquisition date.

	Amount	Amortization Months
	US$
Current assets	201	—
Acquired intangible assets	10,451	41
Property and equipment	3,623	—
Long-term prepayments and other non-current assets	25,300	—
Total identifiable assets acquired	39,575	—
Unfavorable contract	(5,825)	—
Other current liabilities	(52)	—
Total identifiable liabilities assumed	(5,877)	—
Net identifiable assets acquired	33,698	—
Non-controlling interests	(10,041)	—
Total purchase consideration	23,657	—

Loto Interactive
Schedule of assets and liabilities disposed

The following table represents a summary of the assets and liabilities disposed of at the disposal date. The calculation of US$ amount was based on the exchange rate of 1.00 HKD to 0.1274 US$ of the disposal completion date on July 26, 2022.

	Amount	Amount
	HKD	US$
Net assets disposed of:
Cash and cash equivalents	39,174	4,990
Amounts due from related parties	422	54
Prepayments and other receivables	37,534	4,781
Property and equipment, net	24,443	3,114
Long-term investments	3,514	448
Other non-current assets	33,488	4,266
Accounts payable	(3,206)	(408)
Amounts due to related parties	(6,099)	(777)
Accrued payroll and welfare payable	(12,623)	(1,608)
Other current liabilities	(4,756)	(606)
Income tax payable	(3,278)	(418)
Other non-current liabilities	(800)	(102)
Net assets of the subsidiaries	107,813	13,734
Non-controlling interest of the subsidiaries	(43,412)	(5,542)
Fair value of retained non-controlling interest in the subsidiaries	(13,497)	(1,719)
Net assets of the subsidiaries attributable to the Company	50,904	6,473
Reclassification of accumulated translation adjustment into gain on disposal	1,241	184
Consideration	78,308	9,997
Gain from disposal of subsidiaries	26,163	3,340

Schedule of cash flows disposal

	Amount	Amount
	HKD	US$
Cash flows of the disposal:
Cash and cash equivalents deconsolidated	(39,174)	(4,990)
Proceeds from the disposal of subsidiaries	78,308	9,997
Proceeds from disposal of subsidiaries, net of cash disposed	39,134	5,007

Acquisition of Bee Computing
Summary of preliminary calculation of the purchase consideration

The following table presents the calculation of the purchase consideration of the acquisition date.

Amount
US$
Fair value of 16,038,930 Class A ordinary shares at acquisition close on May 31, 2022	3,416
Effective settlement of preexisting loans	18,397
Total purchase consideration	21,813

Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date

The following is a summary of the estimated fair value of the assets acquired as of the acquisition date.

	Amount	Amortization Years
	US$
Cash	25
Prepayments and other receivables	18,155
Acquired intangible asset	3,633	3.0
Total identifiable assets acquired	21,813
Total purchase consideration	21,813